Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net [Abstract]
Summary of Accounts Receivable
	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	309,465	434,720	66,624
Allowance for doubtful accounts	(4,770)	(12,496)	(1,915)
Accounts receivable, net	304,695	422,224	64,709

Summary of Movements in Allowance for Doubtful Accounts

The movements in the allowance for doubtful accounts were as follows:

	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	98	4,770	731
Provisions	4,710	7,726	1,184
Write-offs	(38)	—	—
Balance at end of the year	4,770	12,496	1,915